UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3056

TRIDAN CORP.

(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference LLP

1185 Avenue of the Americas, 31st floor, New York, NY 10036

(Address of principal executive offices)

c/o Sichenzia Ross Ference LLP

1185 Avenue of the Americas, 31st floor, New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end: April 30, 2022

Date of reporting period: April 30, 2022

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the year ended April 30, 2022, originally filed with the U.S. Securities and Exchange Commission on July 5, 2022. The purpose of this amendment is solely to amend Item 1 and to include certain updated certification language and updated signature dates. This Form N-CSR/A does not otherwise modify the disclosures therein in any way.

Item 1.	Reports to Stockholders.

(a) Included is a copy of the registrant’s annual report as of April 30, 2022 transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1)

(b) Registrant’s annual report to shareholders continue to contain all applicable information described in Rule 8b-16. That rule exempts the filing of registration statement amendments if the company’s annual report to shareholders contains, if applicable

(1) Information concerning its dividend reinvestment plan; (not applicable)

(2) Material changes in the company’s investment objectives or policies that have not been approved by shareholders; (not applicable)

(3) Changes in its charter or bylaws that would delay or prevent a change of control; (not applicable)

(4) Material changes in the principal risk factors associated with investment in the company; (not applicable) and

(5) Changes in the persons who are primarily responsible for the day-to-day management of the company’s portfolio, including any new person’s business experience during the past five years and the length of time he or she has been responsible for management of the portfolio. (applicable)

Items 1 through 4 have never been applicable to Tridan. Item 5 is applicable to Tridan.

The registrant’s annual report as of April 30, 2022 describes the most recent changes to its portfolio management and has been furnished to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1.)

TRIDAN CORP.

P.O. Box 634, New City, N.Y. 10956

(212) 239-0515

ANNUAL REPORT

June 28, 2022

Dear Shareholder:

I am pleased to provide this annual report of Tridan Corp. for the fiscal year ended April 30, 2022, including the enclosed audited financial report for that period and for the corresponding period in 2021. Also enclosed are the notice of meeting, proxy statement for this year’s annual shareholders meeting on July 19, 2022, form of proxy, and the company’s privacy policy.

A schedule of the company’s portfolio holdings at April 30, 2022, consisting entirely of municipal obligations, is included in the financial report. The company invests exclusively in non-voting securities. The company files its complete schedule of portfolio holdings with the Securities and Exchange Commission four quarters of each fiscal year on Form N-PORT. The company’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

The net asset value per share at April 30, 2022 was $11.48 compared with $12.48 at April 30, 2021. Net investment income per share for the year ended April 30, 2022 was $0.14 compared with $0.16 for the year ended April 30, 2021. Distributions to shareholders amounted to $0.13 for fiscal 2022, compared to $0.16 for fiscal 2021.

At the company’s last annual meeting on July 20, 2021, the reappointment of Mazars USA LLP as the company’s auditors for the fiscal year ending April 30, 2022 was ratified by the shareholders as follows:

Shares Voted For	2,942,882.6685
Shares Voted Against	0.0000
Shares Abstaining	0.0000

At the company’s last annual meeting, the then incumbent directors, all of whom are named below, were all reelected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and have qualified.

	Shares Voted For	Shares Withheld
Mark Goodman	2,924,882.6685	0
Russell J. Stoever	2,924,882.6685	0
Joan G. Rall	2,924,882.6685	0

TRIDAN CORP.

June 28, 2022

Page – 2 –

The following Tables A and B set forth information concerning the directors and a nominee as director, and Table C sets forth information concerning a non-director officer of the company. The Table A director (Mark Goodman) is an “interested person” as defined in Section 2(a)19 of the Investment Company Act of 1940, and the Table B directors and nominee (Ms. Rall, Messrs. Stoever and Cope) are not. Mark Goodman is an “interested person” because he is an officer and holder of more than 5% of the shares of the company

Table A

Name, Address and Age	Position(s) in Tridan Corp.	Director Since	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships During Past 5 Years

Interested Person:

Mark Goodman 276 Nantasket Road Hull, MA 02045 Age 68	Director, President, Treasurer	1999	Pianist and Teacher	1	None

Table B

Name, Address and Age	Position(s) in Tridan Corp.	Director Since	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships During Past 5 Years

Disinterested Persons:

Joan G. Rall 55 East 9th Street, #11F New York, NY 10003 Age 68	Director, Audit Committee Member	2017	Partner, Ernst & Young LLP (certified public Accountants)	1	None

Russell Jude Stoever 15 Rockleigh Road Rockleigh, NJ 07647 Age 77	Director, Audit Committee Member	1995	Vice-President, Stoever Glass & Co., Inc. (a registered broker-dealer)	1	None

TRIDAN CORP.

June 28, 2022

Page – 3 –

Table B (continued)

Name, Address and Age	Position(s) in Tridan Corp.	Director Since	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Directorships During Past 5 Years

Disinterested Persons:

Benjamin Cope 118 Highland Rd Somerville, MA 02144 Age 28	Director, Audit Committee Member	2021	Senior Marketing Manager, Recorded Future	1	None

Table C

Name, Address and Age	Positions in Tridan Corp.	Principal Occupations During Past 5 Years	Number of Portfolios Overseen	Other Director- ships Held

Non-director Officer:

Robert Birnbaum 1185 Avenue of the Americas New York, NY 10036 Age 85	Chief Compliance Officer, Secretary	Attorney	None	None

The board of directors governs the Company and is responsible for protecting the interests of shareholders. The directors meet periodically throughout the year to oversee the Company’s activities and review its performance. Each of the directors is committed to regular and active participation in board and committee meetings. The board believes that, collectively, the directors have balanced and diverse experience, qualifications, attributes, and skills which allow the board to operate effectively in governing the Company and protecting the interests of shareholders. Information is provided below about the specific experience, skills, attributes and qualifications of each director.

Mark Goodman – Mr. Goodman has been a director since 1999. He is the son of Peter Goodman, who had been the President and a director of the company. Mark Goodman has been a shareholder of Tridan since before its 1980 conversion to an investment company. He is knowledgeable in the history and activities of the Company. Also, he has broad investment experience in fixed income securities, including municipal bonds.

TRIDAN CORP.

June 28, 2022

Page – 4 –

Joan G. Rall - Ms. Rall is a certified public accountant and recently retired from a career with Ernst & Young LLP as an Assurance and Advisory Partner. She has extensive experience in accounting, auditing, enterprise risk management, technology risk and assurance, and personnel management. She was an Adjunct Professor of Accounting at NYU and is Co-Founder and President of a biotech startup, Genusetics Inc.

Russell J. Stoever – Mr. Stoever has been a director since 1995. He is vice president and sales manager of Stoever, Glass & Co., Inc., a registered broker-dealer. He has been employed there since 1971 and became a principal of that corporation in 1982 with involvement in all aspects of municipal finance. He is not an “interested person” of Tridan Corp., as defined in the Investment Company Act, in that he does not execute any portfolio transactions for, or engage in any principal transactions with, Tridan or its investment adviser or any accounts over which the adviser has brokerage placement discretion, or any other investment company having the same investment adviser. Mr. Stoever brings to the board a keen analysis of economic and market conditions and trends, and his views concerning portfolio management.

Benjamin B. Cope – Mr. Cope is Senior Manager of Enterprise Growth Marketing at Recorded Future. He has broad experience in implementing commercial growth strategies, revenue forecasting and analysis, and scaling technology companies from early venture funding to initial public offering.

No director or officer received compensation from the Company during the last fiscal year, except for the fees of $12,000 during each year to each director, (except Benjamin Cope, who received $9,000) plus an additional $5,000 to Joan G. Rall, who served as chair of the audit committee. The Company does not have a bonus, profit sharing, or any other compensation plan, contract or arrangement with anyone, nor any pension or retirement plan; nor has the Company ever granted anyone any options, warrants or other rights to purchase securities.

Executive officers of the Company received compensation comprised solely of said directors’ fees aggregating $12,000 during fiscal 2022 which excludes professional fees paid to the law firm where Robert Birnbaum, secretary of the Company, is of counsel.

Additional information about directors may be requested by any shareholder without charge by telephoning the company’s secretary, Robert Birnbaum collect at 212-930-9700, extension 889.

Sincerely

TRIDAN CORP.

Mark Goodman, President

Tridan Corp.

Financial Statements

April 30, 2022 and 2021

Tridan Corp.

Contents

April 30, 2022 and 2021

Page(s)

Report of Independent Registered Public Accounting Firm	1-2
(Mazars USA LLP, New York, New York, PCAOB ID 339)

Financial Statements

Statements of Assets and Liabilities April 30, 2022 and 2021	3

Schedules of Investments in Municipal Obligations April 30, 2022 and 2021	4-7

Statements of Operations Years Ended April 30, 2022 and 2021	8

Statements of Changes in Net Assets Years Ended April 30, 2022, 2021 and 2020	9

Notes to Financial Statements	10-16

Mazars USA LLP 399 Thornall Street Edison, New Jersey 08837 Tel: 732.549.2800 www.mazars.us

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of Tridan Corp.

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Tridan Corp. (the “Company”), including the schedules of investments in municipal obligations, as of April 30, 2022 and 2021, the related statements of operations for the years then ended, the statements of changes in net assets for each of the three years in the period ended April 30, 2022, the financial highlights for each of the five years in the period ended April 30, 2022, and the related notes, collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Company as of April 30, 2022 and 2021, the results of its operations for the years then ended, the changes in its net assets for each of the three years in the period ended April 30, 2022, and financial highlights for each of the five years in the period ended April 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchanges Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights and other data are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned, as of April 30, 2022 and 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

Mazars USA LLP is an independent member firm of Mazars Group.

Critical Audit Matters

Critical audit matters are matters arising from the current period audit of the financial statements that were communicated or required to be communicated and that: (1) related to accounts or disclosures that are material to the financial statements and (2) involved our especially challenging, subjective, or complex judgments. We determined that there are no critical audit matters.

We have served as the Company’s auditor since 1980.

Edison, New Jersey

June 24, 2022

Tridan Corp.

Statements of Assets and Liabilities

April 30, 2022 and 2021

	2022	2021
Assets
Investments in municipal obligations, at fair value (original cost - $38,645,832 and $37,153,484 respectively) (amortized cost - $35,345,212 and 34,432,967 respectively)	$34,239,661	$36,419,480
Cash	391,329	1,316,899
Prepaid insurance	5,150	—
Accrued interest receivable	464,346	438,657

Total assets	35,100,486	38,175,036

Liabilities
Accrued liabilities:
Accrued investment advisory and custodian fees	33,434	33,441
Accrued fees - affiliate	18,640	18,870
Accrued other	17,990	14,653
Common stock redemption payable	—	12,633

Total liabilities	70,064	79,597

Net assets	$35,030,422	$38,095,439

Analysis of net assets
Common stock, at $.02 par value, 6,000,000 shares authorized, 3,199,100 shares issued at April 30, 2022 and 2021	$63,982	$63,982
Paid-in capital	37,816,314	37,816,314
Treasury stock, 146,729.6288 shares at April 30, 2022 and 2021	(1,762,998)	(1,762,998)
Distributable earnings:
Underdistributed (Overdistributed) net investment income	18,677	(8,369)
Unrealized (depreciation) appreciation of investments, net	(1,105,553)	1,986,510

Net assets [equivalent to $11.48 and $12.48 per share, respectively, based on 3,052,370.3712 shares of common stock outstanding]	$35,030,422	$38,095,439

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedules of Investments in Municipal Obligations

April 30, 2022 and 2021

	2022			2021
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
New York Municipal Bonds
N.Y.S. Dormitory Authority Revs Non St Supported Debt St Johns University - Insured Series C 5.25% due July 1, 2021	$—	$—	$—	$1,000,000	$1,001,690	$1,007,760
Met Transportation Authority NY Revenue Transportation Climate Bond A 2 Agm Credit 5.0% due November 15, 2027	300,000	327,596	323,208	300,000	334,877	352,140
New York New York City Transitional Future Tax Secured Subordinated Series E 1 (Par Call February 1, 2026) 5.25% due February 1, 2031	1,000,000	1,100,741	1,077,630	1,000,000	1,126,126	1,197,880
NY St Urban Development Corporation Revenue Revenue St Personal Income Tax Series A 5.0% due March 15, 2031	750,000	830,179	817,470	750,000	844,755	923,910
NYS Dormitory Authority Revenues Non School Dists Bond Financing Program Series A (Par Call October 1, 2026) 5.0% due October 1, 2033	1,000,000	1,083,273	1,092,240	1,000,000	1,100,984	1,206,280
New York St Dormitory Authority Sales Tax Revenue St Supporteducation Debt Series C 5.0% due March 15, 2035	1,250,000	1,390,078	1,360,775	1,250,000	1,410,772	1,560,850
Triborough Bridge And Tunnel Authority N General Mta Bridges And Tunnels 5.0% due November 15, 2035	1,015,000	1,116,567	1,108,725	1,015,000	1,134,061	1,234,199
Erie County NY Fiscal Stability Sales Tax And St Aid Secured Series A 5.0% due June 15, 2024	165,000	176,472	174,271	165,000	181,862	189,998
Metropolitan Transportation Authority New York Refunding Transportation Climate Bond Cerified 5.0% due November 15, 2027	1,250,000	1,419,733	1,351,963	1,250,000	1,448,629	1,567,888
Erie County NY Fiscal Stability Sales Tax And St Aid Secured Series A (Par Call June 15, 2027) 5.0% due June 15, 2029	1,000,000	1,127,109	1,111,420	1,000,000	1,150,852	1,251,110
Brookhaven New York Refunding 4.00% due March 15, 2023	1,000,000	1,025,199	1,018,430	1,000,000	1,053,071	1,072,600
Saratoga County NY Refunding Public Improvement 5.00% due July 15, 2023	100,000	107,905	103,524	100,000	111,662	110,697
New York New York City Trust Cultural Museum Modern Art Series 1 E 4.00% due February 01, 2023	400,000	408,477	406,606	400,000	419,567	425,760
Brookhaven New York Refunding 5.00% due March 15, 2025	500,000	543,060	536,080	500,000	558,014	590,510
Erie County New York Industrial Development Agency School Refunding City School District Buffalo Project 5.00% due May 01, 2025	750,000	833,973	805,147	750,000	857,388	882,848
New York New York City Trust Cultural Museum Modern Art Series 1 E 4.00% due April 01, 2026	500,000	540,459	525,340	500,000	551,390	580,700
New York St Environmental Facilities Subordinated Revolving Fds Series A 5.00% due June 15, 2026	1,300,000	1,424,375	1,429,142	1,300,000	1,454,459	1,600,313
Utility Debt Securitization Restructuring Series A 5.00% due December 15, 2026	500,000	530,973	531,830	500,000	543,182	582,925
Rockville Centre New York Refunding Public Improvement 4.0% due June 15, 2022	200,000	204,409	200,664	200,000	207,955	208,682
Rhinebeck NY Central School District Refunding Series B (Par Call June 15, 2023) 4.0% due June 15, 2025	535,000	542,349	545,523	535,000	548,815	575,911

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedules of Investments in Municipal Obligations

April 30, 2022 and 2021

	2022			2021
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Greece NY Central School District Refunding Series B (Par Call December 15, 2022 @100) 5.0% due December 15, 2023	$500,000	$508,094	$508,580	$500,000	$517,736	$538,375
N.Y.S. Dormitory Authority St Personal Income Tax Revenue Refunding Education Series B 5.5% due March 15, 2026	200,000	219,506	221,544	200,000	224,531	246,864
Port Authority of New York and New Jersey Consolidated Eighty Fifth Series 5.375% due March 1, 2028	125,000	126,155	135,929	135,000	136,794	159,295
Central Islip NY Union Free School District Refunding 5.0% due July 15, 2022	750,000	755,048	755,490	750,000	775,987	793,117
Syosset NY Central School District Refunding Series B 5.0% due December 15, 2022	125,000	124,738	127,585	125,000	127,322	134,896
Brentwood NY Union Free School District Refunding 5.0% due January 15, 2023	430,000	432,627	439,808	430,000	439,427	465,643
Battery Park City Authority New York Revenue Senior Series A 5.0% due November 1, 2029	140,000	141,518	145,897	140,000	143,743	156,407
Connetquot Central School District New York District Refunding 5.0% due January 15, 2024	400,000	409,153	418,672	400,000	414,481	451,804
Syosset New York Central School District Refunding Series B 5.0% due December 15, 2022	435,000	443,484	443,944	435,000	450,136	469,200
5.0% due December 15, 2022	300,000	306,217	306,168	300,000	310,309	323,586
New York New York City Transitional Future Tax Subordinated Subordinated Series C 1 5.0% due November 1, 2026	550,000	554,005	558,701	550,000	561,823	589,490
Utility Debt Securitization Restructuring Series E 5.0% due December 15, 2028	500,000	507,971	521,450	500,000	514,022	562,295
Western Nassau County New York Water Series A (Par call April 01, 2025 @ 100) 5.0% due April 01, 2028	100,000	105,378	106,589	100,000	107,217	116,628
Tompkins County New York Refunding Public Improvement Series B (Par call December 15, 2024 @ 100) 5.0% due December 15, 2027	500,000	531,524	533,795	500,000	543,485	584,695
Gates Chili New York Central School District Refunding (Par call June 15, 2025 @ 100) 5.0% due June 15, 2027	200,000	215,529	215,808	200,000	220,484	237,994
Mattituck Cutchogue New York Union Refunding Series A (Par call July 15, 2025 @ 100) 5.0% due July 15, 2027	365,000	391,871	393,262	365,000	400,225	433,733
Halfmoon New York Refunding Public Improvement (Par call June 15, 2025 @ 100) 5.0% due June 15, 2027	280,000	300,222	302,042	280,000	306,696	333,065
Putnam County New York Refunding Public Improvement (Par call January 01, 2026 @ 100) 5.0% due Januyary 01, 2027	135,000	146,829	147,258	135,000	150,008	164,291
Mattituck Cutchogue New York Union Refunding Series A (Par call July 15, 2025 @ 100) 5.0% due July 15, 2026	280,000	301,603	302,487	280,000	308,319	333,886
Build Nyc Resource Corporation New York United Jewish Appeal Federation (Par call July 01, 2024 @ 100) 5.0% due July 01, 2025	320,000	336,821	337,770	320,000	343,745	366,707

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedules of Investments in Municipal Obligations

April 30, 2022 and 2021

	2022			2021
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
Saratoga Springs New York Refunding Public Improvement (Par Call February 15, 2023 @ 100) 5.0% due February 15, 2025	$225,000	$231,931	$230,560	$225,000	$237,251	$244,445
Buffalo And Fort Erie New York Public Bridge Refunding 5.0% due January 01, 2025	410,000	430,836	435,620	410,000	438,533	476,465
Bayport Blue Point New York Union Free Refunding 5.0% due September 15, 2024	250,000	263,880	265,435	250,000	269,697	289,712
Rensselaer County New York Refunding Public Improvement 5.0% due September 01, 2024	100,000	112,295	106,082	100,000	114,885	115,504
North Babylon NY UN Free School Dist (Par call August 1, 2022 @ 100) 5.0% due August 01, 2023	250,000	251,503	251,737	250,000	257,276	264,780
Onondaga County New York Refunding 5.0% due March 15, 2024	285,000	295,919	299,145	285,000	301,720	324,946
Syracuse NY REF-SER B LTD Tax 4.0% due June 1, 2032	1,060,000	1,310,506	1,152,845	—	—	—
NY ST Dorm Auth Revenues 5.0% due July 1, 2034	600,000	692,642	655,176	—	—	—
Triboro NY Bridge & Tunnel 4.0% due May 15, 2035	500,000	600,705	511,660	—	—	—
Schenectady County New York Various Purpose 5.0% due December 15, 2022	300,000	306,021	306,075	300,000	315,575	323,241
Harrison New York Refunding Public Improvement 5.0% due December 15, 2023	100,000	109,244	104,502	100,000	112,585	112,655
St Lawrence County New York Refunding Public Improvement 5.0% due on May 15, 2026	105,000	112,289	112,620	105,000	114,577	123,757
Laurens New York Central School District Refunding 5.0% due July 15, 2030	305,000	316,925	312,592	305,000	320,733	339,563
N.Y.S. Dormitory Authority Personal Income Tax (Par Call August 15, 2026) 5.0% due February 15, 2033	500,000	568,426	541,005	500,000	583,617	607,820
NY NY Ref - Ser Unlimited Tax 5.0% due August 1, 2029	750,000	898,882	849,420	750,000	917,680	979,853
New York St Dormitory Authority St Personal Income Tax Revenue Refunding Education Series B (Par Call March 15, 2018 @100) 5.5% due March 15, 2025	500,000	513,380	541,520	500,000	518,022	596,380
New York St Dormitory Authority Reserves Non St. (Par Call October 1, 2027) 5.0% due October 1, 2029	1,090,000	1,263,958	1,199,839	1,090,000	1,294,053	1,362,304
NY NY Ser D Sbserv Unltd Tax 5.0% due December 1, 2033	290,000	331,686	320,586	290,000	334,553	367,137
Long Island NY Power Auth Elec (Par Call September 1, 2028) 5.0% due September 1, 2034	1,000,000	1,158,360	1,118,510	1,000,000	1,181,245	1,269,000
NY ST. Dorm Auth Rev 5.0 % due July 1, 2030	500,000	667,107	583,155	500,000	686,789	675,145

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Schedules of Investments in Municipal Obligations

April 30, 2022 and 2021

	2022			2021
	Principal Amount	Amortized Cost	Fair Value	Principal Amount	Amortized Cost	Fair Value
NYS Dorm Auth Revenues Ref Cornell Univ 5.0% due July 1, 2031	1,000,000	1,359,994	1,177,480	1,000,000	1,397,374	1,377,980
Util Debt Securitization Auth NY (Par Call June 15, 2026) 5.0% due December 15, 2033	100,000	116,031	108,910	100,000	119,804	121,461
NY ST Environmental FACS 5.0% due June 15, 2035	500,000	642,644	563,690	500,000	651,734	649,100
NY ST Environmental Clean 5.0% due June 15, 2031	400,000	517,814	456,710	400,000	529,721	527,592
Nassau County NY Interim 5.0% due December 1, 2033	500,000	681,014	592,020	500,000	698,942	685,708

	$31,770,000	$35,345,212	$34,239,661	$30,620,000	$34,432,967	$36,419,480

(*) Represents Percentage of Net Assets	98% (*)	96%	(*)

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Statements of Operations

Years Ended April 30, 2022 and 2021

	2022	2021
Investment income
Interest	$1,498,888	$1,518,295
Amortization of bond premium and discount - net	(697,753)	(652,179)

Total investment income	801,135	866,116

Expenses
Investment advisory fees	94,045	93,230
Custodian fees	7,414	7,544
Professional fees	133,460	133,380
Directors’ fees	50,000	62,000
Administrative and accounting	72,000	72,000
Insurance and other expenses	20,362	22,630

Total expenses	377,281	390,784

Net investment income	423,854	475,332

Realized and unrealized gain (loss) on investments
Net realized gain on investments	—	33,016
Net unrealized (depreciation) appreciation on investments	(3,092,063)	1,152,894

Net realized and unrealized (loss) gain on investments	(3,092,063)	1,185,910

Net (decrease) increase in net assets resulting from operations	$(2,668,209)	$1,661,242

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Statements of Changes in Net Assets

Years Ended April 30, 2022, 2021 and 2020

	2022	2021	2020
Change in net assets resulting from operations
Net investment income	$423,854	$475,332	$493,312
Net realized gain on investments	—	33,016	8,583
Unrealized (depreciation) appreciation on investments	(3,092,063)	1,152,894	(211,795)

Net (decrease) increase in net assets resulting from operations	(2,668,209)	1,661,242	290,100
Distributions to shareholders from
Net investment income	(396,808)	(455,576)	(526,459)
Capital gains	—	(33,016)	(23,439)
Redemptions of shares
-0- shares, 1,676.1480 shares and 1,410.6330 shares, respectively	—	(20,975)	(17,576)

Total (decrease) increase in net assets	(3,065,017)	1,151,675	(277,374)

Net assets
Beginning of year	38,095,439	36,943,764	37,221,138

End of year	$35,030,422	$38,095,439	$36,943,764

The accompanying notes are an integral part of these financial statements.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

1.	Significant Accounting Policies

The following is a summary of the significant accounting policies followed by Tridan Corp. (the “Company”), a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940.

Basis of Presentation

The accompanying financial statements are prepared in conformity with U.S. generally accepted accounting principles (“GAAP”). The Company is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

Acquisition and Valuation of Investments

Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Short-term investments are stated at cost, which is equivalent to fair value.

Fair values for the Company’s investments in municipal obligations have been determined based on the bid price of the obligation. Securities for which quotations are not readily available are valued at fair value as determined by the board of directors. There were no securities valued by the board of directors, for which quotations were not readily available, as of April 30, 2022 and 2021.

Amortization of Bond Premium or Discount

In determining investment income, bond premiums or discounts are amortized over the remaining term of the obligation based on the earlier of the call date or the maturity date of the applicable bond.

Income Taxes

It is the Company’s policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. The Company also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no income tax provision would be required.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

The Company recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Company’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded. The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Company identifies its major tax jurisdictions as U.S. Federal, New York State and New York City where the Company makes significant investments. Generally, the Company’s tax returns are subject to examination by Federal, state and local authorities for a period of three years from the later of the due date of such returns or the actual date the returns were filed.

Interest income from municipal investments is exempt from Federal and state income taxes.

Distributions to Shareholders

Dividends to shareholders from net investment income, if any, are paid quarterly. Distribution of capital gains, if any, are made at least annually, and as required to comply with Federal excise tax requirements. Dividends to shareholders are determined in accordance with tax regulations and are recorded on the ex-dividend date.

Use of Estimates

The preparation of financial statements, in conformity with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents and investments. The Company maintains all of its cash on deposit in one financial institution.

At April 30, 2022 and 2021, there was approximately $140,000 and $1,065,000 of cash held in excess of federally insured limits, respectively. The value of the Company’s investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

Fair value of Financial Instruments

The carrying amounts for accrued interest receivables, accrued liabilities and common stock redemption payable reflected in the financial statements approximate fair value because of the short maturities of these items. The Company accounts for its investments in municipal obligations in accordance with the accounting guidance for investment companies (FASB ASC 946). See Note 1 “Acquisition and Valuation of Investments” for a description of the valuation methodology which is unchanged as of April 30, 2022 and 2021. FASB ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, establishes a fair value hierarchy based on the inputs used to measure fair value and expands disclosures about the use of fair value measurements. The valuation techniques required by FASB ASC 820 are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect internal market assumptions.

The levels of the fair value hierarchy are as follows:

Level 1	–	Unadjusted quoted prices in active markets for identical assets or liabilities that a company has the ability to access.

Level 2	–	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risks, yield curves, default rates, and similar data.

Level 3	–	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing a company’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The Company’s investments in municipal obligations are all considered Level 2 instruments.

The following table presents the Company’s financial assets that are measured at fair value as of April 30, 2022 and 2021:

	Quoted Prices for Identical Instruments In Non-active Markets (Level 2)
	April 30,
	2022	2021
Investments in municipal obligations	$34,239,661	$36,419,480

Total investments at fair value	$34,239,661	$36,419,480

Instruments classified as Level 2 are valued using industry-standard models or other valuation methodologies calibrated to observable market inputs.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

These models consider various assumptions regarding the security or securities with similar characteristics, such as trade data, bid price or spread, two sided markets, quotes, benchmark curves, and market data feeds, as well as other measurements.

2.	Accrued Liabilities

Accrued liabilities consist of the following at:

	April 30,
	2022	2021
Accrued investment advisory and custodian fees (a)	$33,434	$33,441

Accrued fees - affiliate (b)	$18,640	$18,870

Accrued other:
Accrued audit fees (c)	$12,625	$12,375
Accrued administrative and accounting expenses	5,365	2,278

	$17,990	$14,653

(a)

The Company utilizes the services of J.P. Morgan Investment Management, Inc. as its investment advisor and J.P. Morgan Chase Bank N.A. as its custodian for its investments. The annual advisory fee is .25 of one percent (effective June 1, 2020 and .28 prior to that date) and the custody fee is .02 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the aggregate fair value of the net assets on the last day of each fiscal quarter.

(b)

For the years ending April 30, 2022 and 2021, the Company incurred legal fees of approximately $84,000 each year for professional fees paid to the law firm of which an officer of the Company is a member.

(c)	For the years ending April 30, 2022 and 2021, the Company incurred audit fees of approximately $50,000 and $49,000, respectively.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

3.	Investment Transactions

Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $2,620,000 and $1,000,000, respectively, for the year ended April 30, 2022, and $4,141,000 and $4,269,000, respectively, for the year ended April 30, 2021.

The U.S. Federal income tax basis (aggregate cost) of the Company’s investments, at April 30, 2022 and 2021, was approximately $35,345,000 and $34,433,000, respectively, and net unrealized appreciation, at April 30, 2022 and 2021, for U.S. Federal income tax purposes was approximately $1,106,000 and $1,986,000, respectively (gross unrealized appreciation of approximately $120,000 and $2,036,000, respectively; gross unrealized depreciation of approximately $1,226,000 and 50,000, respectively).

4.	Common Stock, Share Redemption Plan and Net Asset Values

At April 30, 2022 and 2021, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982.

The Company has a share redemption plan applicable to 18,919 shares of outstanding common stock at April 30, 2022 and 2021, respectively. The plan permits eligible shareholders or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share, as of the end of the Company’s fiscal quarter in which the request for redemption is received.

The net asset value per share is calculated by dividing the aggregate fair value of all assets less the aggregate fair value of all liabilities by the number of common shares outstanding at the end of the period.

The net asset values per share and the shares outstanding are as follows:

	April 30,
	2022	2021
Net asset value	$11.48	$12.48
Shares outstanding at:
April 30, 2022	3,052,370.3712
April 30, 2021	3,052,370.3712

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

5.	Distributions

During the years ended April 30, 2022, 2021 and 2020, distributions of $396,808 ($.13 per share), $488,592 ($.16 per share) and $549,898 ($.18 per share), respectively, were declared and paid to shareholders, substantially all of which were exempt from Federal income taxes for the company shareholders except for $ 0 in 2022, $33,016 in 2021 and $23,439 in 2020 which were treated as capital gains.

The tax character of distributions paid during the years ending April 30, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Distributions paid from investment income:
Tax-exempt investment income, net	$396,808	$455,576	$526,459
Capital gains	—	33,016	23,439

	$396,808	$488,592	$549,898

As of April 30, 2022, 2021 and 2020, the components of distributable earnings on a tax basis are as follows:

	2022	2021	2020
Underdistributed (overdistributed) tax-exempt
Investment income, net	$18,676	$(8,369)	$(28,123)
Unrealized (depreciation) appreciation of investments, net	(1,105,553)	1,986,510	833,616

	$(1,086,877)	$1,978,141	$805,493

There were no capital loss carryforwards as of April 30, 2022 and 2021. The Company had no capital reclassification related to permanent book/tax differences for years ending April 30, 2022, 2021 and 2020. There were no significant differences between total GAAP basis net investment income and net realized gain, and actual distributions for the years ended April 30, 2022 and 2021.

6.	Coronavirus (COVID -19) Pandemic:

During 2020, the World Health Organization has declared the coronavirus (COVID-19) outbreak to constitute a Public Health Emergency of International Concern. This pandemic has disrupted economic markets and the economic impact, duration and spread of the Covid-19 virus is uncertain at this time. The financial performance of the Company is subject to future developments related to the Covid-19 outbreak and possible government advisories and restrictions placed on financial markets and business activities.

Tridan Corp.

Notes to Financial Statements

April 30, 2022 and 2021

7.	Financial Highlights

Selected per share data and ratios are as follows:

	For the Years Ended April 30,
	2022	2021	2020	2019	2018
Per share operating performance:
(For a share of common stock Outstanding throughout the year):
Net asset value, beginning of year	$12.48	$12.09	$12.18	$11.91	$12.28

Income from investment operations:
Net investment income	.14	.16	.16	.18	.19
Net realized and unrealized gain (Loss) on investments	(1.01)	.39	(.07)	.28	(.36)

Total from investment operations	(.87)	.55	.09	.46	(.17)

Less distributions:
Dividends (from net investment Income)	(.13)	(.15)	(.17)	(.18)	(.19)
Capital gains	(. -)	(.01)	(.01)	(.01)	(.01)

Total distributions	(.13)	(.16)	(.18)	(.19)	(.20)

Net asset value - end of year	$11.48	$12.48	$12.09	$12.18	$11.91

per share value - end of year	$11.48	$12.48	$12.09	$12.18	$11.91

*Total investment return	(7.00)%	4.50%	.78%	3.87%	(1.43)%
Ratios/Supplemental Data:
Net assets, end of year (in 000s)	$35,030	$38,095	$36,944	$37,221	$36,402
Ratio of expenses to average Net assets	1.03%	1.04%	1.06%	1.08%	1.08%
Ratio of net investment income to average net assets	1.16%	1.27%	1.33%	1.55%	1.60%
Portfolio turnover rate	2.74%	11.44%	8.63%	16.51%	8.46%
Average (simple) number of shares
Outstanding (in thousands)	3,053	3,053	3,054	3,057	3,059

*

Total investment return is calculated by dividing the change in market value of a share of common stock during the year, assuming the reinvestment of dividends on the payment date, by the per share market value at the beginning of the year and has been recalculated for all prior periods presented.

Item 2.	Code of Ethics

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other person required by applicable SEC rules. The code of ethics was in effect as of the end of the period covered by this report. During that period, there were no amendments to the code, and no waivers were granted to anyone from any provision of the code. A copy of the registrant’s code of ethics is annexed as Exhibit 1 to the registrant’s Form N-CSR dated April 30, 2022, for its fiscal year ended April 30, 2022, filed with the Securities and Exchange Commission.

Item 3.	Audit Committee Financial Expert

The registrant has established an audit committee consisting of three members appointed by the board of directors from the board. The registrant’s board of directors has determined that the committee chair, Joan Rall, is an “audit committee financial expert” and is “independent”, as both terms are defined by applicable SEC rules.

Item 4.	Principal Accountant Fees and Services

Incorporated by reference to the registrant’s proxy statement, dated April 30, 2022, filed with the SEC. See section therein entitled “Relationship with and Ratification of Independent Certified Public Accountants”.

Item 5.	Audit Committee of Listed Registrants.

Not applicable. Registrant is not a listed issuer.

Item 6.	Investments.

(a)	A schedule of registrant’s investments in securities of unaffiliated issuers as of April 30, 2022 is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable. Registrant invests exclusively in non-voting securities.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

PORTFOLIO MANAGER

The Managing Director for Tridan Corporation (“Fund”) is as follows:

Richard Taormina, Vice President, is the lead portfolio manager of the Tax Aware Strategies Group. An employee of J.P. Morgan Investment Management Inc. since 1997, he is responsible for managing municipal mutual funds, institutional fixed income accounts, and quantitative analysis.

PORTFOLIO MANAGER’S OTHER ACCOUNTS MANAGED

The following tables show information regarding other accounts managed by the portfolio manager of the Fund:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Taormina	7	$14,332,929,000	0	$0	3	$2,189,079,000

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Richard Taormina	0	$0	0	$0	0	$0

POTENTIAL CONFLICTS OF INTEREST

The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Fund (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing the Advisor’s and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Advisor and/or its affiliates (“JPMorgan Chase”) perform investment services, including rendering investment advice, to varied clients. The Advisor, JPMorgan Chase and its or their directors, officers, agents, and/or employees may render similar or differing investment advisory services to clients and may give advice or exercise investment responsibility and take such other action with respect to any of its other clients that differs from the advice given or the timing or nature of action taken with respect to another client or group of clients. It is the Advisor’s policy, to the extent practicable, to allocate, within its reasonable discretion, investment opportunities among clients over a period of time on a fair and equitable basis. One or more of the Advisor’s other client accounts may at any time hold, acquire, increase, decrease, dispose, or otherwise deal with positions in investments in which another client account may have an interest from time-to-time.

The Advisor, JPMorgan Chase, and any of its or their directors, partners, officers, agents or employees, may also buy, sell, or trade securities for their own accounts or the proprietary accounts of the Advisor and/or JPMorgan Chase. The Advisor and/or JPMorgan Chase, within their discretion, may make different investment decisions and other actions with respect to their own proprietary accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, the Advisor is not required to purchase or sell for any client account securities that it, JPMorgan Chase, and any of its or their employees, principals, or agents may purchase or sell for their own accounts or the proprietary accounts of the Advisor, or JPMorgan Chase or its clients.

The Advisor and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Advisor and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Advisor or its affiliates could be viewed as having a conflict of interest to the extent that the Advisor or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Advisor’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Advisor and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Advisor or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Advisor and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Advisor’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Advisor or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Advisor or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Advisor or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Advisor or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude the Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The goal of the Advisor and its affiliates is to meet their fiduciary obligation with respect to all clients. The Advisor and its affiliates have policies and procedures that seek to manage conflicts. The Advisor and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisor’s Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Advisor and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example: Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Advisor’s and its affiliates’ duty of best execution for their clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Advisor and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Advisor and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Advisor or its affiliates so that fair and equitable allocation will occur over time.

PORTFOLIO MANAGER COMPENSATION

JPMorgan’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished, in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.

In determining portfolio manager compensation, JPMorgan uses a balanced discretionary approach to assess performance against four broad categories: (1) business results; (2) risk and control; (3) customers and clients; and (4) people and leadership.

These performance categories consider short-, medium- and long-term goals that drive sustained value for clients, while accounting for risk and control objectives. Specifically, portfolio manager performance is evaluated against various factors including the following: (1) blended pre-tax investment performance relative to competitive indices, generally weighted more to the long-term; (2) individual contribution relative to the client’s risk/return objectives; and (3) adherence with JPMorgan’s compliance, risk and regulatory procedures.

Feedback from JPMorgan’s risk and control professionals is considered in assessing performance.

JPMorgan maintains a balanced total compensation program comprised of a mix of fixed compensation (including a competitive base salary and, for certain employees, a fixed cash allowance), variable compensation in the form of cash incentives, and long-term incentives in the form of equity based and/or fund-tracking incentives that vest over time. Long-term awards comprise of up to 60% of overall incentive compensation, depending on an employee’s pay level.

Long-term awards are generally in the form of time-vested JPMC Restricted Stock Units (“RSUs”). However, portfolio managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s Mandatory Investor Plan (“MIP”). The MIP provides for a rate of return equal to that of the Fund(s) that the portfolio managers manage, thereby aligning portfolio manager’s pay with that of their client’s experience/return. 100% of the portfolio manager’s long-term incentive compensation is eligible for MIP with 50% allocated to the specific Fund(s) they manage, as determined by their respective manager. The remaining portion of the overall amount is electable and may be treated as if invested in any of the other Funds available in the plan or can take the form of RSUs.

OWNERSHIP OF SECURITIES

Dollar Range of Shares in the Fund
Name	None	$1- $10,000	$10,001 - $50,000	$50,001 - $100,000	over $100,000
Richard Taormina	X

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable. Registrant has no equity securities that are registered pursuant to Section 12 of the Securities Exchange Act of 1934.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have in place procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11.	Controls and Procedures

(a)

The registrant’s principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) as of the end of the period covered by this report. Based on that evaluation said officers have concluded that the registrant’s disclosure controls and procedures are effective to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported within the required time periods.

(b)

There was no change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)	The following exhibit is filed herewith:

1)

The registrant’s code of ethics described in Item 2 hereof is incorporated by reference to Exhibit 1 to the registrant’s Form N-CSR dated April 30, 2022 for its fiscal year ended April 30, 2022, filed with the Securities and Exchange Commission.

2)	The separate certification for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman,
President

Date: November 8, 2022

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman,
President

Date: November 8, 2022

/s/ Jodie Shapiro-Shahar
Jodie Shapiro-Shahar,
Secretary

Date: November 8, 2022